Victory California Bond Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	66 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025
Bloomberg Municipal Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%		2.34%
Lipper California Municipal Debt Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.05%	0.57%		2.15%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.63%	0.49%		2.11%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.63%	0.49%		2.11%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.97%	1.05%		2.32%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.65%	0.54%	1.13%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.05%	(0.22%)		1.63%

[1]	Inception date of Institutional Shares is June 29, 2020.